Fair Value Measurements - Summary of Foreclosed Assets Remeasured and Recorded at Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Foreclosed assets remeasured at initial recognition:
Carrying value of foreclosed assets prior to remeasurement	$ 1,666	$ 1,676	$ 3,716
Charge-offs recognized in the allowance for loan losses			2,336
Fair value of foreclosed assets remeasured at initial recognition			1,380
Foreclosed assets remeasured subsequent to initial recognition:
Carrying value of foreclosed assets prior to remeasurement		1,676	1,997
Write downs included in other non-interest expense			10
Fair value of foreclosed assets remeasured subsequent to initial recognition	$ 1,666	$ 1,676	$ 1,987